Stockholders' Deficit - Schedule of Nonvested Stock Option Activity (Details) (Equity Incentive 2011 Plan [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity Incentive 2011 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Common shares, nonvested beginning of period	308,627	57,516
Common shares, granted	8,620,062	378,293
Common shares, vested	(1,871,201)	(83,429)
Common shares, forfeited	(1,248,125)	(43,753)
Common shares, nonvested end of period	5,809,363	308,627	57,516
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted average grant date fair value, nonvested beginning of period	$ 2.17	$ 2.73
Weighted average grant date fair value, granted	$ 0.20	$ 2.17
Weighted average grant date fair value, vested	$ 0.36	$ 2.26
Weighted average grant date fair value, forfeited	$ 0.23	$ 2.78
Weighted average grant date fair value, nonvested end of period	$ 0.24	$ 2.17	$ 2.73
Weighted average remaining years to vest	3 years 4 months	2 years 11 months	2 years 6 months